CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Net loss before tax from continuing operations	$ (38,102,301)	$ (17,761,650)
Net loss before tax from discontinued Clinic Operations	(10,390,695)	(36,929,480)
Net loss before tax	(48,492,996)	(54,691,130)
Items not involving cash:
Depreciation and amortization	1,204,670	3,603,067
Share-based payments	2,830,808	7,165,611
Unrealized foreign exchange gain (loss)	(1,491,984)	70,597
Government assistance		(16,492)
Impairment of investment in associate	8,336,404
Share of loss of associate	3,426,629
Share of exchange gain in associate	(7,570)
Amortization, derecognition and remeasurement of financial guarantees	2,022,636
Impairment of fixed assets	997,524
Gain on proceeds from short-term investments		(335,058)
Interest income	(691,789)	(90,846)
Interest expense	585,492	1,096,343
Net change in non-cash working capital	3,296,244	(386,551)
Cash flows excluded from used in operating activities	(27,983,932)	(43,584,459)
Interest received	650,723	414,618
Interest paid	(583,849)	(1,091,800)
CASH USED IN OPERATING ACTIVITIES	(27,917,058)	(44,261,641)
INVESTING ACTIVITIES
Purchase of short-term investments	(7,789,921)
Proceeds from maturing short-term investments	7,789,921	72,545,714
Investment in associate	(9,807,500)
Advances made to associate	(528,442)
Advances repaid by associate	3,565,566
Payment of financial guarantees	(589,777)
Acquisition of property, plant and equipment	(231,841)	(2,980,377)
Development of intangible assets	(14,264)	(222,165)
Refundable security deposit paid for right-of-use assets		(422,353)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(7,606,258)	68,920,819
FINANCING ACTIVITIES
Proceeds on issuance of common shares	67,665	404,375
Proceeds from exercise of stock options	17,830	294,263
Proceeds from exercise of warrants		337,771
Repayment of principal of lease obligations	(896,420)	(917,786)
Loan received		20,000
CASH USED IN FINANCING ACTIVITIES	(810,925)	(265,752)
Net change in cash during the year	(36,334,241)	24,393,426
Effect of exchange rate on changes in cash	(445,560)	250,613
Cash, beginning of the period	64,496,653	39,852,614
CASH, END OF FISCAL YEAR	27,716,852	64,496,653
Represented by:
Cash and cash equivalents	27,200,097	63,720,102
Restricted cash	516,755	776,551
Composed of:
Cash	4,148,152	5,698,105
Cash equivalents	$ 23,568,700	$ 58,798,548